General Information	6 Months Ended
Dec. 31, 2023
General Information [Abstract]
GENERAL INFORMATION
1.	GENERAL INFORMATION

ARB IOT Group Limited (the “Company”) was incorporated and registered as an exempted company with limited liability in the Cayman Islands under the Companies Act of the Cayman Islands on 1 March 2022. The Company through its subsidiaries (collectively, the “Group”), is engaged in provision of hardware and software of Internet of Things solutions to meet customers demand in four business lines, which are IoT Smart Home and Buildings, IoT Smart Agriculture, IoT System Development and IoT Gadget Distribution. The Company is principally engaged in investment holding activities. The principal activities of the subsidiaries are described in Note 2 Principles of consolidation to the financial statements. The principal place of business of the Company is located 2F-09, Pusat Perdagangan IOI, No. 1 Persiaran Puchong Jaya Selatan, Bandar Puchong Jaya, 47100 Puchong, Selangor.

The Company’s controlling shareholder as of 31 December 2023 was ARB Berhad, a company incorporated in October 1997 in Malaysia and becoming listed on the Main Market of Bursa Malaysia Securities Berhad in February 2004.

On 5 February 2024, ARB Berhad announced that the distribution-in-specie (the “Distribution-In-Specie”) of 17,496,142 ordinary shares in ARB IOT Group Limited (“Distributable Shares”), representing approximately 66.18% equity interest held by ARB Berhad in the Company has been distributed to the Entitled Shareholders (as defined below), on the basis of 14 Distributable Shares for every 1,000 ordinary shares in ARB Berhad (“ARB Berhad Shares”) held by the Entitled Shareholders of ARB Berhad whose name appear in the record of depositors of ARB Berhad Shares as of 22 January 2024 (“Entitled Shareholders”).

Subsequent to the completion of Distribution-In-Specie, the Group had ceased to be subsidiaries of ARB Berhad under Malaysia law because ARB Berhad holds 7,503,858 ordinary shares in the Company, or approximately 28.38% of the Company following the Distribution-In-Specie.

The financial statements are presented in Ringgit Malaysia (“RM”) which is also the functional currency of the Group.

The conversion from Ringgit Malaysia into U.S. dollars (“USD”) was made at the exchange rate as of 31 December 2023 on which USD 1.00 equaled RM 4.5950. The use of USD is solely for the convenience of the reader.